Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of net income per common share

	2014	2013	2012
Basic
Average common shares outstanding	96,190,101	100,897,512	101,714,901

Net income	$865,887	$752,561	$631,034
Less net income allocated to unvested restricted shares	(4,892)	(4,596)	(5,114)
Net income allocated to common shares	$860,995	$747,965	$625,920
Net income per common share	$8.95	$7.41	$6.15
Diluted
Average common shares outstanding	96,190,101	100,897,512	101,714,901
Stock options and other contingently issuable shares (a)	1,885,334	2,151,359	2,215,528
Average common shares outstanding assuming dilution	98,075,435	103,048,871	103,930,429

Net income	$865,887	$752,561	$631,034
Less net income allocated to unvested restricted shares assuming dilution	(4,804)	(4,509)	(5,008)
Net income allocated to common shares assuming dilution	$861,083	$748,052	$626,026
Net income per common share	$8.78	$7.26	$6.02

(a)	Stock options and other contingently issuable shares excludes 608,477, 842,354 and 1,047,734 shares at December 31, 2014, 2013 and 2012, respectively, due to their anti-dilutive effect.